Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
Entity Central Index Key	0001083387
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class A
Trading Symbol	KINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$98	1.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.92%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 347,803,703
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$347,803,703
Number of Holdings	36
Portfolio Turnover	35%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	61.1%
Utilities	19.2%
Professional, Scientific, and Technical Services	2.7%
Real Estate and Rental and Leasing	1.2%
Manufacturing	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Information	0.8%
Management of Companies and Enterprises	0.2%
Communications	0.2%
Cash & Other	12.9%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.2%
Texas Pacific Land Corp.	19.2%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.0%
Landbridge Co. LLC	1.2%
Galaxy Digital, Inc.	0.9%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
SB Technology, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	Advisor Class C
Trading Symbol	KINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$124	2.42%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.42%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 347,803,703
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$347,803,703
Number of Holdings	36
Portfolio Turnover	35%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	61.1%
Utilities	19.2%
Professional, Scientific, and Technical Services	2.7%
Real Estate and Rental and Leasing	1.2%
Manufacturing	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Information	0.8%
Management of Companies and Enterprises	0.2%
Communications	0.2%
Cash & Other	12.9%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.2%
Texas Pacific Land Corp.	19.2%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.0%
Landbridge Co. LLC	1.2%
Galaxy Digital, Inc.	0.9%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
SB Technology, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Internet Fund
Class Name	No Load Class
Trading Symbol	WWWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$86	1.67%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.67%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 347,803,703
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$347,803,703
Number of Holdings	36
Portfolio Turnover	35%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	61.1%
Utilities	19.2%
Professional, Scientific, and Technical Services	2.7%
Real Estate and Rental and Leasing	1.2%
Manufacturing	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Information	0.8%
Management of Companies and Enterprises	0.2%
Communications	0.2%
Cash & Other	12.9%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.2%
Texas Pacific Land Corp.	19.2%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.0%
Landbridge Co. LLC	1.2%
Galaxy Digital, Inc.	0.9%
Miami International Holdings Inc.	0.9%
Mastercard, Inc.	0.8%
SB Technology, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class A
Trading Symbol	KGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$84	1.64%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 69,847,321
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,847,321
Number of Holdings	73
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	23.7%
Utilities	13.1%
Management of Companies and Enterprises	12.0%
Financials	7.9%
Real Estate and Rental and Leasing	4.1%
Communications	3.7%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Wholesale Trade	2.6%
Manufacturing	1.8%
Cash & Other	28.5%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	18.6%
Texas Pacific Land Corp.	13.1%
Fairfax India Holdings Corp.	4.1%
Hawaiian Electric Industries, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.7%
Landbridge Co. LLC	3.3%
Hellenic Exchanges - Athens Stock Exchange SA	3.1%
Investor AB	2.8%
Wheaton Precious Metals Corp.	2.6%
Grayscale Bitcoin Mini Trust ETF	2.1%

Top Ten Countries	(%)
United States	51.8%
Canada	11.3%
Japan	3.8%
Greece	3.1%
Sweden	2.9%
United Kingdom	0.7%
Germany	0.3%
Netherlands	0.3%
Cayman Islands	0.2%
Cash & Other	25.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	Advisor Class C
Trading Symbol	KGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$110	2.14%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.14%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 69,847,321
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,847,321
Number of Holdings	73
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	23.7%
Utilities	13.1%
Management of Companies and Enterprises	12.0%
Financials	7.9%
Real Estate and Rental and Leasing	4.1%
Communications	3.7%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Wholesale Trade	2.6%
Manufacturing	1.8%
Cash & Other	28.5%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	18.6%
Texas Pacific Land Corp.	13.1%
Fairfax India Holdings Corp.	4.1%
Hawaiian Electric Industries, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.7%
Landbridge Co. LLC	3.3%
Hellenic Exchanges - Athens Stock Exchange SA	3.1%
Investor AB	2.8%
Wheaton Precious Metals Corp.	2.6%
Grayscale Bitcoin Mini Trust ETF	2.1%

Top Ten Countries	(%)
United States	51.8%
Canada	11.3%
Japan	3.8%
Greece	3.1%
Sweden	2.9%
United Kingdom	0.7%
Germany	0.3%
Netherlands	0.3%
Cayman Islands	0.2%
Cash & Other	25.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Global Fund
Class Name	No Load Class
Trading Symbol	WWWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 69,847,321
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,847,321
Number of Holdings	73
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(%)
Finance and Insurance	23.7%
Utilities	13.1%
Management of Companies and Enterprises	12.0%
Financials	7.9%
Real Estate and Rental and Leasing	4.1%
Communications	3.7%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Wholesale Trade	2.6%
Manufacturing	1.8%
Cash & Other	28.5%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	18.6%
Texas Pacific Land Corp.	13.1%
Fairfax India Holdings Corp.	4.1%
Hawaiian Electric Industries, Inc.	3.9%
White Mountains Insurance Group Ltd.	3.7%
Landbridge Co. LLC	3.3%
Hellenic Exchanges - Athens Stock Exchange SA	3.1%
Investor AB	2.8%
Wheaton Precious Metals Corp.	2.6%
Grayscale Bitcoin Mini Trust ETF	2.1%

Top Ten Countries	(%)
United States	51.8%
Canada	11.3%
Japan	3.8%
Greece	3.1%
Sweden	2.9%
United Kingdom	0.7%
Germany	0.3%
Netherlands	0.3%
Cayman Islands	0.2%
Cash & Other	25.6%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class A
Trading Symbol	KNPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$94	1.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,292,628,455
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Advisor Class C
Trading Symbol	KNPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$119	2.39%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.39%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,292,628,455
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	Institutional Class
Trading Symbol	KNPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.44%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,292,628,455
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Paradigm Fund
Class Name	No Load Class
Trading Symbol	WWNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 1,292,628,455
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,292,628,455
Number of Holdings	60
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	63.6%
Finance and Insurance	19.2%
Real Estate and Rental and Leasing	4.9%
Administrative and Support and Waste Management and Remediation Services	2.6%
Management of Companies and Enterprises	2.1%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Construction	1.2%
Professional, Scientific, and Technical Services	1.0%
Accommodation and Food Services	0.7%
Cash & Other	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	63.6%
Grayscale Bitcoin Trust ETF	12.2%
Landbridge Co. LLC	4.6%
Brookfield Corp.	3.0%
Live Nation Entertainment, Inc.	2.4%
Franco-Nevada Corp.	1.8%
Hawaiian Electric Industries, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Howard Hughes Holdings, Inc.	1.2%
Cboe Global Markets, Inc.	1.0%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$94	1.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 518,601,440
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$119	2.39%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.39%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 518,601,440
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.44%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 518,601,440
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Small Cap Opportunities Fund
Class Name	No Load Class
Trading Symbol	KSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 518,601,440
Holdings Count | $ / shares	63
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$518,601,440
Number of Holdings	63
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Utilities	45.7%
Finance and Insurance	7.1%
Real Estate and Rental and Leasing	5.3%
Management of Companies and Enterprises	5.3%
Professional, Scientific, and Technical Services	5.1%
Accommodation and Food Services	2.9%
Manufacturing	2.2%
Real Estate	2.0%
Transportation and Warehousing	1.6%
Cash & Other	22.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	45.7%
Landbridge Co. LLC	5.1%
Grayscale Bitcoin Trust ETF	4.9%
CACI International, Inc.	4.6%
Hawaiian Electric Industries, Inc.	4.1%
Civeo Corp.	2.5%
DREAM Unlimited Corp.	2.0%
Carnival Corp.	1.6%
Associated Capital Group, Inc.	1.4%
Interparfums, Inc.	1.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class A
Trading Symbol	KMKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$84	1.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,024,142
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Advisor Class C
Trading Symbol	KMKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$110	2.15%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.15%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,024,142
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	Institutional Class
Trading Symbol	KMKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,024,142
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Market Opportunities Fund
Class Name	No Load Class
Trading Symbol	KMKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 306,024,142
Holdings Count | $ / shares	75
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,024,142
Number of Holdings	75
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(%)
Utilities	37.6%
Finance and Insurance	22.6%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	3.9%
Financials	3.5%
Mining, Quarrying, and Oil and Gas Extraction	1.3%
Wholesale Trade	0.9%
Manufacturing	0.8%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	21.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	37.6%
Grayscale Bitcoin Trust ETF	16.6%
Hawaiian Electric Industries, Inc.	5.6%
Landbridge Co. LLC	3.4%
Grayscale Bitcoin Mini Trust ETF	1.9%
Partners Value Investments LP	1.7%
White Mountains Insurance Group Ltd.	1.1%
Associated Capital Group, Inc.	0.9%
Wheaton Precious Metals Corp.	0.9%
Galaxy Digital, Inc.	0.8%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Multi-Disciplinary Income Fund
Class Name	No Load Class
Trading Symbol	KMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Multi-Disciplinary Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 15,346,776
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$15,346,776
Number of Holdings	29
Portfolio Turnover	32%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	5.91%
30-Day SEC Yield Unsubsidized	5.25%

Holdings [Text Block]

Top Sectors	(%)
Asset Backed Securities	91.4%
Cash & Other	8.6%

Top 10 Issuers	(%)
Brant Point Clo 2024-4 Ltd. AA tranche	6.5%
Cent CLO 2020-29A AA tranche	6.5%
Sound Point CLO Ltd. 2022-1A AA tranche	4.9%
Post CLO 2022-1A AA tranche	4.3%
Sound Point CLO Ltd. 2025-1RA AAA tranche	3.6%
Atlas Senior Loan Fund Ltd. 2019-14A AA tranche	3.3%
Fort Washington CLO 2019-1A AA tranche	3.3%
BlueMountain CLO Ltd. 2022-35A AA tranche	3.3%
Battery Park CLO 2022-1A AAA tranche	3.3%
Venture CDO Ltd. 2023-48A AA tranche	3.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class A
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class A
Trading Symbol	LSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$73	1.50%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.50%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 33,435,252
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%

Holdings [Text Block]

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Advisor Class C
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Advisor Class C
Trading Symbol	LSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$109	2.25%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.25%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 33,435,252
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%

Holdings [Text Block]

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	Institutional Class
Trading Symbol	LSHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 33,435,252
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%

Holdings [Text Block]

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/
No Load Class
Shareholder Report [Line Items]
Fund Name	The Kinetics Spin-off and Corporate Restructuring Fund
Class Name	No Load Class
Trading Symbol	LSHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828.
Additional Information Website	https://kineticsfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$70	1.45%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.45%
Updated Performance Information Location [Text Block]	Visit https://kineticsfunds.com/resources/ for more recent performance information.
Net Assets	$ 33,435,252
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,435,252
Number of Holdings	34
Portfolio Turnover	1%

Holdings [Text Block]

Top Sectors	(%)
Utilities	76.2%
Finance and Insurance	7.4%
Real Estate and Rental and Leasing	5.8%
Manufacturing	5.3%
Management of Companies and Enterprises	1.6%
Accommodation and Food Services	1.3%
Energy	0.6%
Mining, Quarrying, and Oil and Gas Extraction	0.1%
Financials	0.1%
Cash & Other	1.6%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.1%
Landbridge Co. LLC	5.8%
CSW Industrials, Inc.	4.6%
Associated Capital Group, Inc.	3.8%
GAMCO Investors, Inc.	2.8%
Civeo Corp.	1.2%
Hawaiian Electric Industries, Inc.	0.9%
Grayscale Bitcoin Mini Trust ETF	0.7%
PrairieSky Royalty Ltd.	0.6%
White Mountains Insurance Group Ltd.	0.3%

Updated Prospectus Web Address	https://kineticsfunds.com/resources/